General information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
As used herein, and unless otherwise required by the context, the terms “North Atlantic”, “North Atlantic Drilling” or "NADL" refer to North Atlantic Drilling Ltd. and the terms “Company”, “we”, “Group”, “us” and words of similar import refer to North Atlantic Drilling and its consolidated companies for the periods that are consolidated and the consolidated group for the periods that are consolidated. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships. The Company was a Norwegian Over The Counter (N-OTC) listed company at December 31, 2013. On January 29, 2014 the Company was listed on the New York Stock Exchange. The Company was formed as a wholly owned subsidiary of Seadrill Limited (“Seadrill” or “the Parent”) on February 10, 2011, under the laws of Bermuda to acquire certain continuing businesses of Seadrill in the North Atlantic region. We were registered on the N-OTC list on February 24, 2011. Following the Initial Public offering on January 2014, Seadrill owns 70.4% of the Company.

Through the acquisition of certain Seadrill subsidiaries and investment in newbuildings, the Company has developed into a leading offshore drilling contractor in the North Atlantic Area. As of December 31, 2016, we owned seven offshore drilling rigs, consisting of one drillship, three jack-up rigs and three semi-submersible rigs, for operations in harsh environments. In addition, one semi-submersible rig, the West Rigel, is classified as an asset held for sale as at December 31, 2016.

The accompanying Consolidated Financial Statements have been restated for December 31, 2014 and December 31, 2015. The nature of the restatements and the effect on the Financial Statement line items are discussed in Note 27 of these Consolidated Financial Statements. In addition, certain related disclosures in the following notes have been restated to be consistent with the Consolidated Financial Statements.

Basis of presentation
Our Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The amounts are presented in United States dollars ("U.S. dollar") rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of NADL, the consolidated subsidiaries and the group’s interest in associated entities. Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions are eliminated.

The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. However, the Company’s going concern assumption is based on management’s expectation that the current restructuring program will be completed successfully as described below.

The Company’s liquidity requirements relate to servicing debt amortizations, interest payments, and funding working capital requirements. Sources of liquidity include existing cash balances, contract and other revenues. We have historically relied on our cash generated from operations to meet our working capital needs, as well as support from Seadrill. However, as a result of the downturn in the offshore drilling industry, Seadrill and the Company require additional liquidity to fully meet their obligations that fall due within one year after the date the financial statements are issued, given the debt repayments that are due in this period.

Over the past year the Company and Seadrill have been engaged in discussions with their banks, potential new investors, existing stakeholders and bondholders in order to restructure its secured credit facilities and unsecured bonds, and in order to raise new capital. The Company and Seadrill expect the implementation of a comprehensive restructuring plan will likely involve commencing schemes of arrangement in Bermuda or the United Kingdom, or Chapter 11 proceedings under the U.S. Bankruptcy Code.

Although discussions are well advanced and significant progress has been made, until such time our restructuring is completed, uncertainty remains and therefore substantial doubt exists over the Company’s ability to continue as a going concern for twelve months after the date the financial statements are issued.

The Company's business operations are unaffected by these restructuring efforts and the Company expects to meet its ongoing customer and business counterparty obligations during the restructuring process.

For further information in respect of Long-term debt see Note 14.

The accounting policies set out below have been applied consistently to all periods in these Consolidated Financial Statements, unless otherwise noted.

Basis of consolidation
The Consolidated Financial Statements include the assets and liabilities of the Company, its majority owned and controlled subsidiaries and certain variable interest entities, (“VIE's") in which the Company is deemed to be the primary beneficiary.

A VIE is defined in ASC Topic 810 "Consolidation" ("ASC810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity that most significantly impact on its activities without additional subordinated support; (b) equity interests holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual return of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with disproportionately small voting interests.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity`s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate a VIE, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company`s interest in the entity.

Reverse stock split and capital reduction
In December 2015 the shareholders in a special general meeting approved a capital reorganization including a 1-for-10 reverse stock split of the Company's issued and outstanding common shares and reducing par value from $5.00 to $0.10. In addition, the total authorized share capital was reduced from $2,000.0 million to $10.0 million.

As a result of the capital restructuring the number of shares outstanding has fallen from 241,142,651 to 24,114,232. As a result, the issued share capital of the Company has fallen from $1,205.7 million to $2.4 million and the contributed surplus has been increased by $1,203.3 million. Refer to Note 17 "Common Share Capital" for more information.